Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)
Prepayments and other current assets
Prepaid rental expense	¥ 54,505	$ 7,960	¥ 131,637
Loans to third parties	112,435	16,420	292,832
Receivable from a third party payment platform	78,197	11,420	44,841
Prepayments to suppliers	42,482	6,204	47,660
Prepaid income tax, business tax, VAT and other surcharges	10,571	1,544	15,238
Deposits	18,408	2,688	16,265
Other receivables			8,243
Staff advances	7,610	1,111	10,196
Loans to employees	12,030	1,757	126
Others	8,632	1,259	11,749
Prepayments and other current assets, net	¥ 344,870	$ 50,363	¥ 578,787